UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Everest America Fund
Schedule of Investments as of July 31, 2005 (UNAUDITED)

		COMMON STOCKS	Shares	Market Value

	3.54%	Software
		Adobe Systems, Inc.	6,500	$ 192,660
		Symantec Corp. *	9,000	197,550
				390,210
	1.73%	Hardware
		Dell Computer Corp. *	4,700	190,209
				190,209
	11.29%	Healthcare
		Becton Dickinson and Co.	3,800	210,406
		Biomet, Inc.	5,600	213,528
		Quest Diagnostics Inc.	3,600	184,824
		St Jude Medical Inc. *	4,600	218,086
		Stryker Corp	4,100	221,769
		Unitedhealth Group Inc.	3,700	193,510
				1,242,123
	8.99%	Consumer Services
		Apollo Group, Inc. *	2,500	187,875
		Harrahs Entertainment Inc.	2,700	212,598
		Hilton Hotels Corp.	8,200	202,950
		Marriott International Inc.	2,800	191,716
		Starbucks Corp. *	3,700	194,435
				989,574
	3.70%	Business Services
		American Standard Co.	4,600	203,688
		Moody's Corp.	4,300	203,433
				407,121
	18.12%	Financial Services
		Aetna, Inc.	2,400	185,760
		Bank of America, Corp.	4,200	183,120
		Bear Stearns Companies, Inc.	1,800	183,798
		Golden West Financial Corp.	3,000	195,360
		Lehman Brothers Holdings Inc.	2,000	210,260
		National City, Corp.	5,700	210,387
		Prologis	4,800	218,688
		Simon Property Group Inc.	2,600	207,324
		The Chubb Corp.	2,300	204,286
		Wachovia Corp.	3,900	196,482
				1,995,465
	14.52%	Consumer Goods
		Alberto-Culver Co. Inc.	4,500	203,040
		Altria Group Inc.	2,900	194,184
		Brown Forman Corp.	3,300	192,885
		Brunswick, Corp.	4,400	204,864
		Fortune Brands Inc.	2,200	208,010
		McCormick & Co Inc.	5,800	201,724
		Reynolds American, Inc.	2,400	199,944
		YUM! Brands, Inc.	3,700	193,695
				1,598,346
	15.07%	Industrial Materials
		Danaher Corp.	3,700	205,165
		Deere & Co.	2,900	213,237
		Dow Chemical, Co.	4,400	210,980
		Ecolab, Inc.	6,200	208,196
		ITT Industries Inc.	1,900	202,160
		PACCAR, Inc.	2,800	202,216
		Parker Hannifin Corp.	3,200	210,304
		Praxair Inc.	4,200	207,438
				$1,659,696
Everest America Fund
Schedule of Investments as of July 31, 2005 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	9.19%	Energy
		Apache, Corp.	2,900	$ 198,360
		ChevronTexaco, Corp.	3,400	197,234
		ConocoPhillips	3,300	206,547
		Marathon Oil Corp.	3,500	204,260
		Occidental Petroleum Corp.	2,500	205,700
				1,012,101
	5.43%	Utilities
		Entergy Corp.	2,500	194,850
		Exelon Corp.	3,800	203,376
		Southern, Co.	5,700	199,443
				597,669

	91.58%	Total Common Stocks (Cost $8,398,931)		10,082,514

		SHORT-TERM INVESTMENTS

		American Family Demand Note, 2.47% +	386,980	386,980
		Wisconsin Corporate Central Credit, 2.62% +	461,816	461,816

	7.71%	Total Short-Term Investments (Cost $848,796)		848,796

	99.29%	Total Investments (Cost $9,247,728)		10,931,310

	0.71%	Cash and Other Assets Less Liabilities		78,491

	100.00%	Total Net Assets		$ 11,009,802

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation		$1,742,615
		Unrealized Depreciation		(59,032)

		Net Unrealized Appreciation (Depreciation)		1,683,583

		Cost for Federal Income Tax Purposes		$ 9,247,728

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of July 31, 2005

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no changes in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  September 27, 2005